NORTHERN LIGHTS FUND TRUST

Securities and Exchange Commission	October 1, 2018

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust - Leader Short Duration Bond Fund

    Leader Total Return Fund

    Leader Floating Rate Fund

Post-Effective Amendment No. 1,126 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of Leader Short Duration Bond Fund, Leader Total Return Fund, and the Leader Floating Rate Fund, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statement of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective

Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
Leader Short Duration Bond Fund	1,126	0001580642-18-004652	September 25, 2018
Leader Total Return Fund	1,126	0001580642-18-004652	September 25, 2018
Leader Floating Rate Fund	1,126	0001580642-18-004652	September 25, 2018

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,
/s/ Stephanie Shearer
Stephanie Shearer
Secretary